Interests in associates, joint ventures and other investments - Movements in Associates, Joint Ventures and Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Movements in interests in associates and joint ventures
Beginning balance	£ 1,069.4	£ 758.6
Additions	34.1	(1.3)
Goodwill arising on acquisition of new associates	0.4	292.2
Share of results of associate undertakings (note 4)	113.5	49.8	[1]	£ 47.0	[1]
Dividends	(46.8)	(60.4)
Other movements	3.4	7.1
Reclassification from other investments to associates	57.1	74.3
Exchange adjustments	(10.6)	111.7
Disposals	(139.1)	(12.7)
Reclassification to subsidiaries	(6.3)	(133.0)
Amortisation of other intangible assets	(5.7)	(5.1)
Goodwill impairment		(7.0)
Write-downs	(4.2)	(4.8)
Ending balance	1,065.2	1,069.4		758.6
Movements in interests in other investments
Beginning balance	1,310.3	1,158.7
Additions	67.7	233.5
Reclassification from other investments to associates	(57.1)	(74.3)
Exchange adjustments	(106.1)	170.4
Disposals	(1.7)	(3.4)
Reclassification to subsidiaries		(0.2)
Revaluation of other investments	32.1	(93.1)
Write-downs	(91.7)	(81.3)
Ending balance	1,153.5	1,310.3		1,158.7
Net assets of associates and joint ventures [member]
Movements in interests in associates and joint ventures
Beginning balance	320.4	334.1
Additions	34.1	(1.3)
Share of results of associate undertakings (note 4)	113.5	49.8
Dividends	(46.8)	(60.4)
Other movements	4.7	(45.3)
Reclassification from other investments to associates	57.1	43.6
Exchange adjustments	(7.3)	61.6
Disposals	(59.2)	(12.7)
Reclassification to subsidiaries	(3.4)	(44.2)
Write-downs	(4.2)	(4.8)
Ending balance	408.9	320.4		334.1
Movements in interests in other investments
Reclassification from other investments to associates	(57.1)	(43.6)
Goodwill and other intangibles of associates and joint ventures [member]
Movements in interests in associates and joint ventures
Beginning balance	749.0	424.5
Goodwill arising on acquisition of new associates	0.4	292.2
Other movements	(1.3)	52.4
Reclassification from other investments to associates		30.7
Exchange adjustments	(3.3)	50.1
Disposals	(79.9)
Reclassification to subsidiaries	(2.9)	(88.8)
Amortisation of other intangible assets	(5.7)	(5.1)
Goodwill impairment		(7.0)
Ending balance	£ 656.3	749.0		£ 424.5
Movements in interests in other investments
Reclassification from other investments to associates		£ (30.7)

[1]	Prior year figures have been re-presented as described in the accounting policies.